Prepayments, receivables and other current assets, net and other non-current assets, net - Loan receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments, receivables and other current assets, net and other non-current assets, net
Loans receivable	¥ 9,829,675	¥ 5,798,839
Allowance for credit losses	(1,149,945)	(460,212)
Loans receivable, net	¥ 8,679,730	¥ 5,338,627